UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:    June 30, 2007
Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MBF Capital Management, Inc.
Address:  100 Shoreline Highway, Suite A190
          Mill Valley, CA 94941

Form 13F File Number:    028-11277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Mark B. Friedman
Title:    President
Phone:    415-289-3939

Signature, Place and Date of Signing:


Mark B. Friedman    Mill Valley, CA          August 6, 2007

Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      57

Form 13F Information Table Value Total:      $34,881 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                  Title of       CUSIP       Value   Shares   Inv   Othe  Voting
Name of Issuer    Class                      (x1000)          Disc  r     Auth
                                                                    Mgr
                                                                          Sole
Abercrombie &      CL A           002896207  876      12,000   SOLE        12,000
Fitch Co.
AMARIN CORP PLC    SPONSORED ADR  023111107  145      245,903  SOLE        245,903
ANADARKO           COMMON         032511107  1,196    23,000   SOLE        23,000
PETROLEUM CORP
Aspect Medical     COMMON         045235108  925      61,800   SOLE        61,800
Systems Inc.
Avigen Inc.        COMMON         053690103  354      57,512   SOLE        57,512
BALLY              COMMON         05874B107  993      37,600   SOLE        37,600
TECHNOLOGIES
Blockbuster Inc.   CL A           093679108  1,054    244,625  SOLE        244,625
Churchill Downs    COMMON         171484108  2,157    41,176   SOLE        41,176
Inc.
CISCO SYSTEMS      COMMON         17275R102  947      34,000   SOLE        34,000
INC.
CIRRUS LOGIC INC   COMMON         172755100  1,204    145,000  SOLE        145,000
CORNING INC        COMMON         219350105  741      29,000   SOLE        29,000
CuraGen Corp.      COMMON         23126R101  235      119,339  SOLE        119,339
Cytokinetics Inc.  COMMON         23282W100  576      102,000  SOLE        102,000
DECKERS OUTDOOR    COMMON         243537107  252      2,500    SOLE        2,500
Discovery Holding  CL A COMMON    25468Y107  143      6,240    SOLE        6,240
Co.
Dow Chemical Co.   COMMON         260543103  1,194    27,000   SOLE        27,000
EP Medsystems      COMMON         26881P103  257      141,100  SOLE        141,100
Inc.
EV3 Inc.           COMMON         26928A200  575      34,038   SOLE        34,038
Exelixis Inc.      COMMON         30161Q104  635      52,500   SOLE        52,500
Genesco Inc.       COMMON         371532102  272      5,200    SOLE        5,200
HEALTHTRONICS INC  COMMON         42222L107  128      29,400   SOLE        29,400
Infocus Corp       COMMON         45665B106  75       33,574   SOLE        33,574
INNOVO GROUP       COM PAR $0.01  457954600  1,662    933,600  SOLE        933,600
INTEL CORP         COMMON         458140100  392      16,500   SOLE        16,500
JAMBA INC.         COMMON         47023A101  820      89,700   SOLE        89,700
Kohls Corp.        COMMON         500255105  568      8,000    SOLE        8,000
Liberty Global     COM SER A      530555101  140      3,400    SOLE        3,400
Inc.
Liberty Global     COM SER C      530555309  136      3,448    SOLE        3,448
Inc.
Liberty Media      INT COM SER A  53071m104  348      15,600   SOLE        15,600
Holding Corp
Liberty Media      CAP COM SER A  53071m302  367      3,120    sole        3,120
Holding Corp
Lions Gate         COMMON         535919203  254      23,000   SOLE        23,000
Entertainment
Corp.
MI Developments    CL A SUB VTG   55304X104  646      17,700   SOLE        17,700
Inc.
Magna Ent Corp.    CL A           559211107  1,140    390,277  SOLE        390,277
Multimedia Games   COMMON         625453105  1,113    87,219   SOLE        87,219
Inc.
National           COMMON         637640103  170      6,000    SOLE        6,000
Seminconductor
Corp.
Newfield Expl. Co  COMMON         651290108  228      5,000    SOLE        5,000
North Am.          COMMON         65715D100  20       20,611   SOLE        20,611
Scientific Inc.
Omnicare Inc.      COMMON         681904108  288      8,000    SOLE        8,000
PALOMAR MEDICAL    COM NEW        697529303  410      11,800   SOLE        11,800
TECHNOLOGIES INC
Polymedica Corp.   COMMON         731738100  1,015    24,840   SOLE        24,840
SEQUENOM           COMMON         817337405  98       21,733   SOLE        21,733
SHUFFLE MASTER     COMMON         825549108  609      36,700   SOLE        36,700
INC.
Skechers USA Inc.  CL A           830566105  1,518    52,000   SOLE        52,000
SKYWORKS           COMMON         83088M102  617      84,000   SOLE        84,000
SOLUTIONS INC
Sothebys Holdings  CL A           835898107  1,868    40,600   SOLE        40,600
Inc.
SPECTRANETICS      COMMON         84760C107  461      40,000   SOLE        40,000
CORP
SOTCKERYALE INC    COM NEW        86126T203  281      201,960  SOLE        201,960
Stratus            COM NEW        863167201  97       2,821    SOLE        2,821
Properties Inc.
Synplicity Inc.    COMMON         87160Y108  815      116,467  SOLE        116,467
Topps Inc.         COMMON         890786106  248      23,600   SOLE        23,600
TORREYPINES        COMMON         89235K105  114      16,337   SOLE        16,337
THERAPEUTICS INC
TRUE RELIGION      COMMON         89784N104  1,059    52,100   SOLE        52,100
APPAREL INC.
Trump              COMMON         89816T103  614      48,900   SOLE        48,900
Entertainment
Resorts Inc.
USANA HEALTH       COMMON         90328M107  447      10,000   SOLE        10,000
SCIENCES INC
Westlake Chemical  COMMON         960413102  717      25,498   SOLE        25,498
Corp
XM SATELLITE       CL A           983759101  512      43,480   SOLE        43,480
RADIO HOLDINGS
INC
YouBet Com Inc.    COMMON         987413101  155      63,400   SOLE        63,400

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